Management Plans Capital Resources (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (loss)	$ (833,200)	$ (868,234)	$ (416,503)	$ (152,227)	$ (1,701,434)	$ (568,730)		$ (1,568,813)	$ 675,996
Operating Income (loss)	(589,421)		(360,472)		(1,295,199)	(461,162)		(1,407,569)	1,291
Total Stockholders' Deficiency	(5,387,542)	(4,816,866)	$ (3,491,277)	$ (3,229,749)	(5,387,542)	(3,491,277)		(4,097,889)	(3,105,770)	$ (3,907,310)
Working capital deficit	$ 4,400,000				4,400,000			(3,100,000)
Stock Issued					15,000,000
Public offering		$ 15,000,000			15,000,000
Payment percentage of receipts								229,000
Short-term Note Payable								$ 100,000
Interest Rate								6.00%
Notes Payable								$ 383,824
Payment On Debt					0	$ 200,000
2023 and 2024 [Member]
Notes Payable								446,000
Talos Victory Fund [Member]
Loan					296,000
Mast Hill Fund L P [Member]
Loan					$ 355,000		$ 370,000	448,000
Long Term Debt Agreement [Member]
Payment On Debt								200,000
Debt Outstanding Principal								246,000
Accrued Interest								74,500
Gain On Debt								$ 120,500
Related Party [Member]
Interest Rate								6.00%
Notes Payable									328,000
Demand Notes								$ 50,000	96,600
Three Related Parties [Member]
Demand Notes									167,500
Demand Notes Remaining Balance									$ 166,500
Two Board Members
Interest Rate of down payment								50.00%
Demand Notes payable issued								$ 79,000